Related Party Transactions (Details)	6 Months Ended
	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Mar. 31, 2024 USD ($)	Jan. 01, 2018 m²
Related Party Transactions [Line Items]
Payable amount	$ 7,447,077
Long-term deposit	8,549,932		$ 8,309,904
Revenues	829,490	$ 939,583
Repayments due to related parties	6,212,345	(4,582,113)
Right of use for office and warehouse (in Square Meters) | m²				3,627
Lease term				10 years
Operating lease expenses	34,739	35,098
Jiangsu Health Pharmaceutical [Member]
Related Party Transactions [Line Items]
Long-term deposit	8,549,932
Received amount	1,102,855
Taizhou Jiutian Pharmaceutical Co. Ltd. [Member]
Related Party Transactions [Line Items]
Revenues	1,592
Taizhou Su Xuan Tang Chinese Hospital Co. Ltd. [Member]
Related Party Transactions [Line Items]
Revenues	1,624	2,244
Taizhou Su Xuan Tang Chinese Medicine Clinic [Member]
Related Party Transactions [Line Items]
Revenues	943	10,534
Jiangsu Health Pharmaceutical Investment Co., Ltd. [Member]
Related Party Transactions [Line Items]
Repayments due to related parties	6,212,345	4,582,113
Operating lease expenses	$ 34,739	$ 35,098